INCOME TAXES	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE	15 — INCOME TAXES
For federal income tax purposes, distributions to stockholders are characterized as ordinary dividends, capital gain distributions, or nondividend distributions. Nondividend distributions will reduce U.S stockholders’ basis (but not below zero) in their shares.
The following table shows the character of the distributions the Company paid on a percentage basis for the years ended December 31, 2020, 2019 and 2018:

	Year Ended December 31,
Character of Distributions:	2020	2019	2018
Ordinary dividends	—%	39%	52%
Nondividend distributions	100%	7%	48%
Capital gain distributions	—%	54%	—%

Total	100%	100%	100%

During the years ended December 31, 2020, 2019 and 2018, the Company incurred state and local income and franchise taxes of $568,000, $1.5 million, and $1.4 million, respectively, which were recorded in general and administrative expenses in the consolidated statements of operations.
The Company had no unrecognized tax benefits as of or during the years ended December 31, 2020 and 2019. Any interest and penalties related to unrecognized tax benefits would be recognized within the provision for income taxes in the accompanying consolidated statements of operations. The Company files income tax returns in the U.S. federal jurisdiction, as well as various state jurisdictions, and is subject to routine examinations by the respective tax authorities.